[891977.TX]1

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 100.2%
Education - 8.4%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue:
Buffalo State College Foundation Housing Corp. Project	5.375%	10/1/41	$2,040,000	$2,140,919
Tapestry Charter School Project, Series A	5.000%	8/1/37	500,000	554,795
Tapestry Charter School Project, Series A	5.000%	8/1/47	2,040,000	2,229,292
Build NYC Resource Corp., NY, Revenue, Manhattan College Project, Refunding	5.000%	8/1/47	1,500,000	1,759,215
Hempstead Town, NY, Local Development Corp. Revenue:
Hofstra University Project, Refunding	5.000%	7/1/42	1,100,000	1,298,143
Hofstra University Project, Refunding	5.000%	7/1/47	4,000,000	4,711,440
Madison County, NY, Capital Resource Corp. Revenue, Colgate University, Refunding	5.000%	7/1/40	4,000,000	4,624,440
New York State Dormitory Authority Revenue:
New York University, NATL, Series A	5.750%	7/1/27	6,300,000	7,560,819
New York University, Series A, Refunding	5.000%	7/1/43	2,700,000	3,254,742
Non-State Supported Debt, Pratt Institute, Series A, Refunding	5.000%	7/1/39	1,000,000	1,126,410
Non-State Supported Debt, Pratt Institute, Series A, Refunding	5.000%	7/1/44	1,000,000	1,119,900
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/32	520,000	646,173	(a)
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/36	1,115,000	1,366,945	(a)
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/40	1,265,000	1,549,486	(a)
Non-State Supported Debt, Skidmore College, Series A	5.500%	7/1/41	3,200,000	3,396,704
Non-State Supported Debt, State University Dormitory, Series B, Refunding	5.000%	7/1/37	1,000,000	1,164,860
Non-State Supported Debt, State University Dormitory, Series B, Refunding	5.000%	7/1/45	3,500,000	4,030,880
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Revenue, Clarkson University Project	6.000%	9/1/34	600,000	641,334
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/33	1,250,000	1,548,525	(a)

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2019 Quarterly Report	1

[891977.TX]2

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Education - (continued)
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/34	$1,250,000	$1,546,837	(a)
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/35	1,000,000	1,234,550	(a)

Total Education				47,506,409

Health Care - 6.8%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project	5.000%	8/1/21	680,000	720,038
Monroe County, NY, Industrial Development Corp., Insured Mortgage Revenue, Unity Hospital of Rochester Project, FHA	5.500%	8/15/40	9,000,000	9,416,520
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside, Series C	2.000%	1/1/49	2,062,619	309,393
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital, Refunding	5.000%	7/1/31	2,000,000	2,146,720
Winthrop University Hospital Association Project, Refunding	5.000%	7/1/32	1,750,000	1,876,753
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A	5.000%	2/15/30	15,000,000	15,063,450
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan Kettering Cancer Center, Refunding	5.000%	7/1/31	2,000,000	2,509,600
United Cerebral Palsy, AMBAC	5.125%	7/1/21	155,000	155,079
Oneida County, NY, Local Development Corp, Revenue:
Mohawk Valley Health System Project, Series A, Refunding, AGM	5.000%	12/1/31	1,490,000	1,872,930
Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/33	1,200,000	1,368,564
Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/49	2,500,000	2,757,800

Total Health Care				38,196,847

Housing - 1.4%
New York City, NY, HDC, MFH Revenue, Seaview Towers, Series A, LOC - FNMA	4.600%	7/15/26	5,530,000	5,542,055	(b)

See Notes to Schedule of Investments.

2	Western Asset New York Municipals Fund 2019 Quarterly Report

[891977.TX]3

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing - (continued)
New York State Housing Finance Agency Revenue, Affordable Housing, Series B, SONYMA	4.750%	11/1/36	$1,000,000	$1,008,180
Westchester County, NY, Local Development Corp. Revenue, Purchase Housing Corp. II Project	5.000%	6/1/47	1,000,000	1,154,040

Total Housing				7,704,275

Industrial Revenue - 15.2%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project, Refunding	5.000%	1/1/35	1,400,000	1,538,096	(b)(c)
Glen Cove, NY, Local Economic Assistance Corp. Revenue, Garvies Point Public Improvement Project	5.000%	1/1/56	1,500,000	1,622,085
New York State Liberty Development Corp., Goldman Sachs Headquarters	5.500%	10/1/37	25,000,000	35,534,000
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,520,000	1,681,302	(c)
4 World Trade Center Project, Refunding	5.000%	11/15/44	3,000,000	3,181,530
4 World Trade Center Project, Refunding	5.750%	11/15/51	7,000,000	7,562,940
Bank of America Tower at One Bryant Park Project, Series 2019, Refunding	2.450%	9/15/69	2,000,000	2,008,360
New York State Transportation Development Corp., Special Facilities Revenue, American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/26	7,500,000	7,853,100	(b)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series A, Refunding	4.750%	11/1/42	3,500,000	3,694,600	(b)(c)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/42	20,000,000	20,817,800

Total Industrial Revenue				85,493,813

Leasing - 0.6%
New York City, NY, TFA, Building Aid Revenue, Fiscal 2015, Series S-1, State Withholding	5.000%	7/15/43	2,500,000	2,885,675
New York State Urban Development Corp. Revenue, State Facilities, Refunding	5.700%	4/1/20	670,000	677,558

Total Leasing				3,563,233

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2019 Quarterly Report	3

[891977.TX]4

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - 3.7%
County of Nassau, NY, GO, General Improvement Bonds, Series B, AGM	5.000%	7/1/45	$1,000,000	$1,194,010
Suffolk County, NY, Series I	2.500%	7/23/20	19,500,000	19,627,530	(d)

Total Local General Obligation				20,821,540

Other - 2.1%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project, Refunding	5.000%	8/1/40	1,000,000	1,137,770
New York City, NY, TFA, Building Aid Revenue, Series S-1, State Withholding	5.000%	7/15/43	9,000,000	10,887,120

Total Other				12,024,890

Power - 2.9%
Long Island, NY, Power Authority Electric System Revenue:
Series B, Refunding	1.650%	9/1/24	5,500,000	5,547,850	(e)(f)
Series B, Refunding	5.000%	9/1/46	7,000,000	8,192,520
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,000,000	760,000	*(g)
Series A	5.050%	7/1/42	230,000	174,800	*(g)
Series XX	5.250%	7/1/40	2,000,000	1,525,000	*(g)

Total Power				16,200,170

Pre-Refunded/Escrowed to Maturity - 7.8%
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Mount Sinai Hospital, Series A	5.000%	7/1/26	5,000,000	5,097,650	(h)
Non-State Supported Debt, New School University	5.500%	7/1/40	24,000,000	24,527,760	(h)
Non-State Supported Debt, NYU Hospitals Center, Series A	6.000%	7/1/40	4,000,000	4,097,600	(h)
New York State Liberty Development Corp., Liberty Revenue, Second Priority, Bank of America Tower, Refunding	5.125%	1/15/44	10,000,000	10,013,900	(h)

Total Pre-Refunded/Escrowed to Maturity				43,736,910

Special Tax Obligation - 22.8%
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/49	1,000,000	1,113,920
New York City, NY, TFA Future Tax Secured Revenue, Series C1	4.000%	11/1/42	15,000,000	16,858,500
New York City, NY, TFA Revenue:
Future Tax Secured, Fiscal 2017	4.000%	5/1/36	1,500,000	1,680,375
Future Tax Secured, Series A-1	5.000%	5/1/38	25,000,000	25,071,250

See Notes to Schedule of Investments.

4	Western Asset New York Municipals Fund 2019 Quarterly Report

[891977.TX]5

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
New York State Convention Center Development Corp. Revenue:
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/36	$2,610,000	$1,671,522
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/37	3,000,000	1,847,070
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/39	5,825,000	3,342,735
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/40	7,000,000	3,862,530
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/42	10,815,000	5,532,089
New York State Dormitory Authority Revenue, Bidding Group 3 Bonds, Series A	5.000%	3/15/42	9,000,000	10,891,980
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 1 Bonds, Series C, Refunding	5.000%	3/15/39	9,500,000	11,595,510
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series B, Refunding	5.000%	2/15/43	7,500,000	8,999,925
Bidding Group 4, Series A, Refunding	5.000%	3/15/46	3,000,000	3,656,520
General Purpose Bonds, Series A, Refunding	5.000%	12/15/26	13,700,000	15,241,661
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	5.000%	3/15/42	7,030,000	8,425,103
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	3,585,000	3,604,502
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	1,750,000	1,750,000
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	800,000	802,032
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	2,500,000	2,504,800

Total Special Tax Obligation				128,452,024

Transportation - 21.3%
Albany County, NY, Airport Authority, Revenue:
Series B, Refunding	5.000%	12/15/24	1,000,000	1,155,470	(a)(b)
Series B, Refunding	5.000%	12/15/25	1,000,000	1,181,520	(a)(b)
Series B, Refunding	5.000%	12/15/26	1,100,000	1,324,774	(a)(b)
MTA Hudson Rail Yards Trust Obligations Revenue, Series A	5.000%	11/15/51	2,500,000	2,648,025

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2019 Quarterly Report	5

[891977.TX]6

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/47	$10,000,000	$11,890,500
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.250%	1/1/56	5,000,000	5,830,050
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	2,500,000	3,017,400	(b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/34	4,000,000	4,790,560	(b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	11,500,000	12,788,115	(b)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 166, Refunding	5.000%	1/15/41	9,500,000	9,837,060
Consolidated Series 189, Refunding	5.000%	5/1/45	5,000,000	5,830,850
Series 193, Refunding	5.000%	10/15/32	9,220,000	10,793,762	(b)
Series 193, Refunding	5.000%	10/15/33	10,530,000	12,312,624	(b)
Series 193, Refunding	5.000%	10/15/35	6,665,000	7,764,325	(b)
Triborough Bridge & Tunnel Authority, NY, Revenue:
CAB, Subordinated Series A	0.000%	11/15/29	16,235,000	13,116,743
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	5,000,000	6,055,350
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	7,900,000	9,665,176

Total Transportation				120,002,304

Water & Sewer - 7.2%
Buffalo, NY, Municipal Water Finance Authority Revenue:
Series A, Refunding	5.000%	7/1/28	1,000,000	1,185,950
Series A, Refunding	5.000%	7/1/29	250,000	295,168
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, Series AA, Refunding	5.000%	6/15/40	4,000,000	5,038,560
Second General Resolution, Series FF, Refunding	5.000%	6/15/40	13,000,000	15,910,180
Series DD	5.000%	6/15/47	5,000,000	5,921,300
Subordinated, Series BB-1	5.000%	6/15/46	5,500,000	6,583,005

See Notes to Schedule of Investments.

6	Western Asset New York Municipals Fund 2019 Quarterly Report

[891977.TX]7

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	$2,630,000	$2,742,432
Western Nassau County, NY, Water Authority Revenue:
Water Revenue, Series A	5.000%	4/1/40	1,040,000	1,201,408
Water Revenue, Series A	5.000%	4/1/45	1,250,000	1,431,088

Total Water & Sewer				40,309,091

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $523,356,589)				564,011,506

SHORT-TERM INVESTMENTS - 1.3%
MUNICIPAL BONDS - 1.3%
Housing - 0.1%
New York City, NY, HDC, MFH Revenue, Sustainable Neighborhood, Series C-4, SPA - Wells Fargo Bank N.A.	1.630%	5/1/57	100,000	100,000	(d)(i)
New York State HFA Revenue:
350 West 43rd Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	1.700%	11/1/34	200,000	200,000	(b)(d)(i)
42nd & 10th Housing, Series A, LIQ - FHLMC	1.680%	11/1/41	300,000	300,000	(b)(d)(i)

Total Housing				600,000

Other - 1.1%
Battery Park City Authority Revenue, NY, Sub-series D-2, Refunding, SPA - TD Bank N.A.	1.600%	11/1/38	100,000	100,000	(d)(i)
New York City, NY, GO, Subseries G-6, LOC - Mizuho Bank Ltd.	1.670%	4/1/42	5,925,000	5,925,000	(d)(i)
New York City, NY, Trust for Cultural Resources Revenue, The New York Botanical Garden, Series A, Refunding, LOC - JPMorgan Chase & Co.	1.500%	7/1/32	100,000	100,000	(d)(i)

Total Other				6,125,000

Power - 0.1%
New York State Energy Research & Development Authority Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	1.710%	11/1/39	1,000,000	1,000,000	(b)(d)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,725,000)				7,725,000

TOTAL INVESTMENTS - 101.5% (Cost - $531,081,589)				571,736,506
Liabilities in Excess of Other Assets - (1.5)%				(8,696,198)

TOTAL NET ASSETS - 100.0%				$563,040,308

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2019 Quarterly Report	7

[891977.TX]8

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

*	Non-income producing security.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(e)	Maturity date shown represents the mandatory tender date.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	The coupon payment on these securities is currently in default as of December 31, 2019.

(h)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
FHA	— Federal Housing Administration - Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SONYMA	— State of New York Mortgage Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	Western Asset New York Municipals Fund 2019 Quarterly Report

[891977.TX]9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

9

[891977.TX]10

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

10

[891977.TX]11

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$564,011,506	—	$564,011,506
Short-Term Investments†	—	7,725,000	—	7,725,000

Total Investments	—	$571,736,506	—	$571,736,506

†	See Schedule of Investments for additional detailed categorizations.

11